Background and Summary of Significant Accounting Policies (Details Textual 1)	12 Months Ended
Jun. 30, 2019
Background and Summary of Significant Accounting Policies (Textual)
Estimated useful lives of property and equipment	three to 20 years
Amortization method	straight-line basis
Estimated useful lives of intangible assets	five years
Payment period of trade and other payables	30 days